Financial Risk Management - Summary of Derivative Instruments Options Outstanding (Detail) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Financial assets designated at fair value		$ 35,811
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Marketable securities	$ 3,581
Investment in subscription receipts	2,400
Reclamation deposits	31,480
Financial assets designated at fair value	37,461
Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Copper put option contracts		330
Financial assets available-for-sale, category [member]
Disclosure of detailed information about financial instruments [line items]
Marketable securities		2,444
Investment in subscription receipts		2,400
Reclamation deposits		30,637
Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets designated at fair value		33,081
Level 1 [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Marketable securities	3,581
Reclamation deposits	31,480
Financial assets designated at fair value	35,061
Level 1 [member] | Financial assets available-for-sale, category [member]
Disclosure of detailed information about financial instruments [line items]
Marketable securities		2,444
Reclamation deposits		30,637
Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets designated at fair value		330
Level 2 [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Copper put option contracts		330
Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets designated at fair value		2,400
Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Investment in subscription receipts	2,400
Financial assets designated at fair value	$ 2,400
Level 3 [member] | Financial assets available-for-sale, category [member]
Disclosure of detailed information about financial instruments [line items]
Investment in subscription receipts		$ 2,400